Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
	$	$	$	$
License fees	795	(206)	1,554	226
Development services	1,402	(77)	2,741	889
Product sales	-	-	-	57
Royalties	7	24	26	43
Supply chain	42	37	53	80
	2,246	(222)	4,374	1,295

Summary of deferred revenue

The following table provides a summary of deferred revenue balances:

	June 30, 2023
	Current	Non-current	Total
	$	$	$
Novo Nordisk Health Care	-	-	-
Pharmanovia	193	1,459	1,652
NK Meditech	9	121	130
	202	1,580	1,782

	December 31, 2022
	Current	Non-current	Total
	$	$	$
Novo Nordisk Health Care	2,914	-	2,914
Consilient Health	35	1,556	1,591
NK Meditech	-	128	128
	2,949	1,684	4,633